Note 14 - Income Tax (Details) - Summary of Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets
Research and development credits	$ 5,634	$ 5,216
Net operating loss carryforwards	71	30
Depreciation and amortization	301	351
Accrued vacation and other expenses	174	108
	6,180	5,705
Valuation allowance	(6,069)	(5,554)
Total net deferred income tax assets	111	151
Unrealized capital allowance	16	20
Unrealized foreign exchanges	5
	$ 21	$ 20